Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Key management personnel
Related party transactions
Schedule of key management personnel compensation

	June 30,	June 30,
	2024	2023
	£ 000	£ 000
Salaries and other short term employee benefits	625	460
Payments to defined contribution pension schemes	7	7
Share-based payments	1,325	56
	1,957	523